First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.2%
	Air Freight & Logistics – 1.4%
21,000	FedEx Corp. (a)	$5,747,280
	Automobiles – 0.4%
40,000	General Motors Co. (a) (b)	1,793,600
	Banks – 6.8%
350,000	Huntington Bancshares, Inc.	5,145,000
76,000	JPMorgan Chase & Co. (a)	16,025,360
17,500	PNC Financial Services Group (The), Inc.	3,234,875
100,000	Truist Financial Corp.	4,277,000
		28,682,235
	Beverages – 3.3%
125,000	Coca-Cola (The) Co. (a)	8,982,500
18,500	Constellation Brands, Inc., Class A	4,767,265
		13,749,765
	Biotechnology – 2.2%
46,000	AbbVie, Inc. (a)	9,084,080
	Broadline Retail – 1.8%
40,500	Amazon.com, Inc. (a) (c)	7,546,365
	Capital Markets – 2.5%
10,000	Goldman Sachs Group (The), Inc.	4,951,100
52,500	Morgan Stanley (a)	5,472,600
		10,423,700
	Chemicals – 2.6%
15,000	Air Products and Chemicals, Inc.	4,466,100
16,500	Sherwin-Williams (The) Co. (a)	6,297,555
		10,763,655
	Communications Equipment – 1.5%
117,500	Cisco Systems, Inc. (a)	6,253,350
	Consumer Staples Distribution & Retail – 1.6%
7,800	Costco Wholesale Corp. (b)	6,914,856
	Diversified Telecommunication Services – 1.3%
125,000	Verizon Communications, Inc. (a)	5,613,750
	Electric Utilities – 2.2%
42,500	American Electric Power Co., Inc.	4,360,500
155,000	PPL Corp.	5,127,400
		9,487,900
	Electrical Equipment – 1.6%
20,000	AMETEK, Inc.	3,434,200
33,500	Vertiv Holdings Co., Class A (b)	3,332,915
		6,767,115
	Entertainment – 1.5%
47,500	Cinemark Holdings, Inc. (c)	1,322,400
15,000	Electronic Arts, Inc.	2,151,600
19,000	Take-Two Interactive Software, Inc. (c)	2,920,490
		6,394,490

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services – 0.3%
14,000	PayPal Holdings, Inc. (b) (c)	$1,092,420
	Ground Transportation – 1.2%
57,500	Canadian Pacific Kansas City Limited	4,918,550
	Health Care Providers & Services – 2.1%
7,800	McKesson Corp.	3,856,476
8,400	UnitedHealth Group, Inc.	4,911,312
		8,767,788
	Hotels, Restaurants & Leisure – 3.3%
68,000	Carnival Corp. (a) (b) (c)	1,256,640
102,000	Las Vegas Sands Corp. (b)	5,134,680
15,000	McDonald’s Corp.	4,567,650
30,000	Starbucks Corp.	2,924,700
		13,883,670
	Insurance – 4.1%
31,500	Arthur J. Gallagher & Co. (a) (b)	8,863,155
28,500	Chubb Ltd. (a)	8,219,115
		17,082,270
	Interactive Media & Services – 4.0%
100,000	Alphabet, Inc., Class C	16,719,000
	IT Services – 1.4%
26,500	International Business Machines Corp. (a) (b)	5,858,620
	Life Sciences Tools & Services – 3.4%
25,000	Danaher Corp. (a)	6,950,500
12,000	Thermo Fisher Scientific, Inc. (a)	7,422,840
		14,373,340
	Machinery – 1.7%
18,000	Caterpillar, Inc. (a)	7,040,160
	Metals & Mining – 0.6%
54,000	Freeport-McMoRan, Inc. (b)	2,695,680
	Oil, Gas & Consumable Fuels – 3.8%
28,000	Diamondback Energy, Inc. (a)	4,827,200
50,000	Exxon Mobil Corp. (a)	5,861,000
39,000	Hess Corp.	5,296,200
		15,984,400
	Pharmaceuticals – 3.9%
9,000	Eli Lilly & Co. (a) (b)	7,973,460
76,000	Merck & Co., Inc. (a)	8,630,560
		16,604,020
	Semiconductors & Semiconductor Equipment – 9.7%
45,000	Broadcom, Inc. (a)	7,762,500
154,000	Intel Corp.	3,612,840
42,500	Marvell Technology, Inc. (b)	3,065,100
42,000	Micron Technology, Inc. (b)	4,355,820
180,000	NVIDIA Corp. (a)	21,859,200
		40,655,460

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 12.4%
7,000	Adobe, Inc. (b) (c)	$3,624,460
8,900	CrowdStrike Holdings, Inc., Class A (b) (c)	2,496,183
97,300	Microsoft Corp. (a)	41,868,190
8,600	Synopsys, Inc. (c)	4,354,954
		52,343,787
	Specialized REITs – 2.3%
34,000	Crown Castle, Inc.	4,033,420
107,000	Gaming and Leisure Properties, Inc. (a)	5,505,150
		9,538,570
	Technology Hardware, Storage & Peripherals – 9.3%
168,000	Apple, Inc. (a)	39,144,000
	Textiles, Apparel & Luxury Goods – 0.9%
80,000	Tapestry, Inc. (b)	3,758,400
	Tobacco – 1.8%
64,000	Philip Morris International, Inc. (a) (b)	7,769,600
	Wireless Telecommunication Services – 1.3%
26,000	T-Mobile US, Inc.	5,365,360
	Total Common Stocks	412,817,236
	(Cost $263,247,961)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 1.1%
	Capital Markets – 1.1%
215,000	Ares Capital Corp.	4,502,100
	(Cost $3,728,891)
	Total Investments – 99.3%	417,319,336
	(Cost $266,976,852)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.1)%
	Call Options Written – (0.1)%
(20)	Adobe, Inc.	$(1,035,560)	$645.00	10/18/24	(340)
(20)	Arthur J. Gallagher & Co.	(562,740)	300.00	10/18/24	(600)
(45)	Arthur J. Gallagher & Co.	(1,266,165)	310.00	10/18/24	(1,913)
(200)	Carnival Corp.	(369,600)	21.50	10/18/24	(1,600)
(25)	Costco Wholesale Corp.	(2,216,300)	950.00	10/18/24	(4,625)
(30)	CrowdStrike Holdings, Inc.	(841,410)	320.00	10/18/24	(2,190)
(30)	Eli Lilly & Co.	(2,657,820)	1,050.00	11/15/24	(20,400)
(180)	Freeport-McMoRan, Inc.	(898,560)	55.00	11/15/24	(18,180)
(300)	General Motors Co.	(1,345,200)	50.00	10/18/24	(5,400)
(75)	International Business Machines Corp.	(1,658,100)	240.00	11/15/24	(19,050)
(200)	Las Vegas Sands Corp.	(1,006,800)	55.00	10/18/24	(9,000)
(400)	Las Vegas Sands Corp.	(2,013,600)	60.00	11/15/24	(18,000)
(125)	Marvell Technology, Inc.	(901,500)	90.00	10/18/24	(500)
(125)	Micron Technology Inc	(1,296,375)	110.00	10/18/24	(22,125)
(100)	Micron Technology Inc	(1,037,100)	135.00	11/15/24	(5,000)
(100)	PayPal Holdings Inc	(780,300)	80.00	10/18/24	(12,600)
(200)	Philip Morris International, Inc.	(2,428,000)	125.00	11/15/24	(47,000)
(100)	S&P 500® Index (d)	(57,624,800)	5,925.00	10/18/24	(62,500)
(100)	S&P 500® Index (d)	(57,624,800)	5,950.00	10/18/24	(59,400)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(150)	S&P 500® Index (d)	$(86,437,200)	$5,975.00	10/18/24	$(57,000)
(200)	Tapestry, Inc.	(939,600)	50.00	11/15/24	(32,000)
(50)	Vertiv Holdings Co.	(497,450)	105.00	10/18/24	(12,250)
(115)	Vertiv Holdings Co.	(1,144,135)	110.00	10/18/24	(14,375)
	Total Written Options				(426,048)
	(Premiums received $640,700)

Net Other Assets and Liabilities – 0.8%	3,474,879
Net Assets – 100.0%	$420,368,167

(a)	All or a portion of these securities are pledged to cover index call options written. At September 30, 2024, the segregated value of these securities amounts to $202,395,440.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)
Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

ASSETS TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$412,817,236	$412,817,236	$—	$—
Common Stocks - Business Development Companies*	4,502,100	4,502,100	—	—
Total Investments	$417,319,336	$417,319,336	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(426,048)	$(423,635)	$(2,413)	$—

*	See Portfolio of Investments for industry breakout.